Fair Value - Qualitative Information About Level 3 Fair Value Measurements for Financial Instruments Measured at Fair Value on a Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	$ 3,574	$ 5,983
Other real estate owned	5,247,021	5,161,919
Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	3,574	5,983
Other real estate owned	6,520	6,897
Commercial real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,735	3,057
Other real estate owned	2,295	2,644
Commercial real estate | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,735	3,057
Construction real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	3,204	3,322
Commercial | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	127	541
Commercial | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	127	541
Residential real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	712	2,385
Other real estate owned	1,021	931
Residential real estate | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	712	2,385
Commercial real estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	2,295	2,644
Construction real estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	3,204	3,322
Residential Real Estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	$ 1,021	$ 931
Sales comparison approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	90.00%	90.00%
Sales comparison approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	22.70%	20.20%
Sales comparison approach | Commercial | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Commercial | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	4.80%	11.10%
Sales comparison approach | Commercial | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	2.40%	1.60%
Sales comparison approach | Residential real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.30%
Sales comparison approach | Residential real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	33.00%	110.00%
Sales comparison approach | Residential real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	12.50%	17.00%
Sales comparison approach | Commercial real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Commercial real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	68.40%	68.40%
Sales comparison approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	34.70%	26.50%
Sales comparison approach | Construction real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Construction real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	90.00%	90.00%
Sales comparison approach | Construction real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	24.50%	24.70%
Sales comparison approach | Residential Real Estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	1.20%	3.20%
Sales comparison approach | Residential Real Estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	79.70%	79.70%
Sales comparison approach | Residential Real Estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	31.80%	30.60%
Income approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	9.00%	9.00%
Income approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	11.00%	10.60%
Income approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	9.90%	10.10%
Income approach | Residential real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.50%	10.00%
Income approach | Residential real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.50%	10.00%
Income approach | Residential real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.50%	10.00%
Income approach | Commercial real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	13.00%	13.00%
Income approach | Commercial real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	13.00%	14.00%
Income approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	13.00%	13.10%
Cost approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	90.10%	17.00%
Cost approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	90.10%	18.00%
Cost approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	90.10%	17.80%
Bulk sale approach | Commercial | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate		10.00%
Bulk sale approach | Commercial | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate		10.00%
Bulk sale approach | Commercial | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate		10.00%
Bulk sale approach | Construction real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	15.00%
Bulk sale approach | Construction real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	15.00%
Bulk sale approach | Construction real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	15.00%